31. RELATED PARTIES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Cash	R$ 2,289,787	R$ 722,838
Weighted average rate	4.43%	3.23%
Term loan	10 years
Rental expense	R$ 18,200	R$ 16,924
Management remuneration - non-statutory	30,375	38,413
Value guarantees loan	12,949	29,794
Instituto Sadia de Sustentabilidade [Member]
Disclosure of transactions between related parties [line items]
Liability related to the fair value of the guarantees	844	1,290
Amounts payable	R$ 3,053	R$ 4,666